UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F


FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2010

Check here if Amendment [ ]; Amendment Number: ____
  This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.


Investment Manager Filing this Report:

Name:		Wedgewood Investors, Inc.
Address:	100 State Street, Suite 506
		Erie, PA 16507-1457

Form 13F File Number: 28-05937

The instiutional investment manager filing this report and the person by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing This Report:

Name:		Daniel J. Teed
Title:		President
Phone:		814-456-3651

Signature, Place and Date of Signing:

	Daniel J. Teed, Erie, PA, April 29, 2011


Comments:






Reports Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)






FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	76

Form 13F Information Table Value Total:	$48,103

List of Other Included Managers:    NONE

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Wedgewood Investors, Inc.
FORM 13F
December 31, 2010



                                                                                                 	Voting Authority
              			Titl               	Value   Share/	Sh/	Put/	Invstmt Other
Name of Issuer			of ClassCUSIP      	($1000) PrnAmt	Prn	Call	Dscretn Mgrs    Sole    Shared  None


3M Company			COM	88579Y101	224	2,591	SH		Sole		1,491		1100
Abbott Labs			COM	002824100	297	6,200	SH		Sole		5,900		300
Altria Group Inc		COM	02209S103	751	30,484	SH		Sole		25,984		4500
Artio In'tl Equity Fd		MF	04315j407	276	9,400	SH		Sole		8,818		582
Bank Of America Corp		COM	060505104	140	10,487	SH		Sole		6,887		3600
Big Lots Inc			COM	089302103	1,186	38,950	SH		Sole		35,250		3700
BP-Amoco			COM	055622104	782	17,714	SH		Sole		17,714
Buffalo Science & Technology	MF	119530103	1,518	99,541	SH		Sole		99,541
Calvert Shrt Dur Inc Fd		MF	13161t104	247	15,055	SH		Sole		15,055
CGM Focus Fd			MF	125325506	1,753	50,385	SH		Sole		50,385
CGM Realty Fund			MF	125325407	448	16,733	SH		Sole		16,733
Chevron Corporation           	COM     166764100       325   	3,562	SH              Sole            3,058		504
Church & Dwight Co Inc        	COM     171340102       231   	3,350	SH              Sole            3,350
Citigroup Inc                 	COM     172967101       512 	108,242	SH              Sole            101,742		6500
Dodge & Cox Stk Fd            	MF      256219106     1,518  	14,086	SH              Sole            14,086
Erie Indemnity Co             	COM     29530P102     3,725  	56,895	SH              Sole            56,895
Exxon Mobil Corp              	COM     30231G102     1,234  	16,874	SH              Sole            10,324		6550
Fedex Corp                    	COM     31428X106       951  	10,220	SH              Sole            9,320		900
Fidelity Adv Emrg Mkts Inc-I  	MF      315920702       401  	30,530	SH              Sole            29,743		787
Fidelity Diversified Int'l F  	MF      315910281       262   	8,703	SH              Sole                  		8703
Fidelity Export & Multinat'l  	MF      31641Q102       218   	9,983	SH              Sole                  		9983
Fidelity Spartan Us Equity I  	MF      315911206       218   	4,896	SH              Sole                   		4896
General Electric Co           	COM     369604103       211  	11,562	SH              Sole            7,362		4200
General Mills                 	COM     370334104       593  	16,675	SH              Sole            15,875		800
Genesee & Wyoming Inc         	COM     371559105       259   	4,900	SH              Sole            4,600		300
Goldman Sachs MC Value Fd     	MF      38141W398       259   	7,157	SH              Sole                 		7157
H J Heinz Co                  	COM     423074103       306   	6,178	SH              Sole            5,178		1000
Heartland Value Plus Fd       	MF      422352500       309  	10,379	SH              Sole            10,379
Hussman Strategic TTL Ret Fd  	MF      448108209       415  	34,241	SH              Sole            32,564		1677
iShares Barclays 1-3 Yr Trs   	COM     464287457       624   	7,429	SH              Sole            7,429
iShares Barclays Agg Bond ET  	COM     464287226       277   	2,615	SH              Sole            2,615
iShares IBoxx Inv Gr Corp Bd  	COM     464287242       311   	2,867	SH              Sole            2,867
iShares Russell 2000 Value E  	COM     464287630       270   	3,796	SH              Sole            3,594		202
iShares Russell MC Growth ET  	COM     464287481       759  	13,401	SH              Sole            12,601		800
iShares Russell MC Value ETF  	COM     464287473       898  	19,948	SH              Sole            18,937		1011
iShares S&P 500 ETF           	COM     464287200       964   	7,638	SH              Sole            6,341		1297
JC Data Solutions Inc.        	COM     47214a100        12  	15,000	SH              Sole            15,000
Johnson & Johnson             	COM     478160104     1,140  	18,433	SH              Sole            14,933		3500
Kraft Foods Inc Cl A          	COM     50075N104       365  	11,592	SH              Sole            10,746		846
L-3 Communications Holdings   	COM     502424104       580   	8,225	SH              Sole            7,325		900
Lord Abbett Shrt Dur Inc Fd   	MF      543916100       142  	30,876	SH              Sole            30,876
Lord Abbett Shrt Dur Inc I F  	MF      543916688       790 	171,650	SH              Sole            171,650
Lorillard Inc.                	COM     544147101       435   	5,300	SH              Sole            4,600		700
McDonald's Corp.              	COM     580135101       632   	8,239	SH              Sole            7,550		689
Meridian Growth Fund          	MF      589619105       210   	4,717	SH              Sole            4,717
Nestle S.A. ADR               	COM     641069406       410   	6,980	SH              Sole            6,030		950
Neuberger Berman Genesis Fd   	MF      641233200       384   	8,356	SH              Sole                 		8356
Norfolk Southern Corp.        	COM     655844108       308   	4,900	SH              Sole            4,600		300
Oneok Inc.                    	COM     682680103       295   	5,325	SH              Sole            4,625		700
Overseas Shipholding Group I  	COM     690368105       301   	8,500	SH              Sole            7,800		700
Perkins MC Value Fd           	MF      471023598     1,957  	86,698	SH              Sole            85,660		1038
Pfizer Inc                    	COM     717081103       322  	18,395	SH              Sole            15,195		3200
Philip Morris Int'l           	COM     718172109     1,326  	22,659	SH              Sole            19,659		3000
Pimco Total Return Inst'l Fd  	MF      693390700     1,552 	143,012	SH              Sole            143,012
Procter & Gamble Co           	COM     742718109       585   	9,095	SH              Sole            8,595		500
ProShares Ultrashort S&P500   	COM     74347R883       260  	10,950	SH              Sole            10,800		150
Rainier Small/Mid Growth Fd   	MF      750869208       246   	7,535	SH              Sole            7,535
Raytheon Co                   	COM     755111507       337   	7,275	SH              Sole            6,775		500
Republic Services Inc.        	COM     760759100       427  	14,300	SH              Sole            12,600		1700
Royce Premier SC Fd           	MF      780905600       217  	10,659	SH              Sole            10,659
Royce Value Fund              	MF      780905733       594  	46,922	SH              Sole            45,918		1004
Scout Int'l Fd                	MF      81063U503     2,774  	85,677	SH              Sole            84,885		792
Scout SC Fd                   	MF      81063U305     1,049  	68,049	SH              Sole            66,758		1291
Sequoia Fund                  	MF      817418106       474   	3,669	SH              Sole            3,574		95
Southern Co                   	COM     842587107       243   	6,350	SH              Sole            4,750		1600
Stericycle                    	COM     858912108       278   	3,440	SH              Sole            2,640		800
T Rowe MC Growth              	MF      779556109       282   	4,810	SH              Sole            4,810
The Parnassus Fund            	MF      701765109       943  	23,281	SH              Sole            2,499		782
Thornburg LTD TERM Income     	MF      885215681       282  	21,540	SH              Sole            21,540
Union Pacific Corp.           	COM     907818108       593   	6,400	SH              Sole            900		5500
Vanguard Index 500            	MF      922908108     1,771  	15,294	SH              Sole            14,901		393
Vanguard Intm Term Corp Inv   	MF      922031885       331  	33,387	SH              Sole            33,387
Vanguard Morgan Growth        	MF      921928107       330  	18,285	SH              Sole            8,443		9842
Vanguard Natural Resources    	COM     92205f106       292   	9,850	SH              Sole            9,050		800
Vanguard TTL Stock Mkt ETF    	COM     922908769       406   	6,258	SH              Sole            4,954		1304
Verizon Communications        	COM     92343V104       318   	8,888	SH              Sole            7,488		1400
Wal-Mart Stores Inc.          	COM     931142103       238   	4,417	SH              Sole            4,217		200

Report Summary                76 Data Records      48,103        0 Other Managers on whose behalf report is run
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